Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Cumulative Other Comprehensive Income Balances [Abstract]
Other Comprehensive Income

Note 25: Other Comprehensive Income
Table 25.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 25.1: Summary of Other Comprehensive Income

	Year ended December 31,
	2020			2019			2018
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities:
Net unrealized gains (losses) arising during the period	$2,317	(570)	1,747	5,439	(1,337)	4,102	(4,493)	1,100	(3,393)
Reclassification of net (gains) losses to net income:
Interest income on debt securities (1)	532	(132)	400	263	(65)	198	357	(88)	269
Net gains on debt securities	(873)	213	(660)	(140)	34	(106)	(108)	27	(81)
Other noninterest income	—	—	—	(1)	—	(1)	(1)	—	(1)
Subtotal reclassifications to net income	(341)	81	(260)	122	(31)	91	248	(61)	187
Net change	1,976	(489)	1,487	5,561	(1,368)	4,193	(4,245)	1,039	(3,206)
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (2)	(31)	7	(24)	(3)	1	(2)	(254)	63	(191)
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges	10	(2)	8	(21)	5	(16)	(278)	67	(211)
Reclassification of net losses to net income:
Interest income on loans	215	(53)	162	291	(72)	219	292	(72)	220
Interest expense on long-term debt	4	(1)	3	8	(2)	6	2	—	2
Subtotal reclassifications to net income	219	(54)	165	299	(74)	225	294	(72)	222
Net change	198	(49)	149	275	(68)	207	(238)	58	(180)
Defined benefit plans adjustments:
Net actuarial and prior service losses arising during the period	(510)	126	(384)	(40)	10	(30)	(434)	106	(328)
Reclassification of amounts to noninterest expense (3):
Amortization of net actuarial loss	152	(37)	115	141	(35)	106	127	(31)	96
Settlements and other	114	(26)	88	(8)	5	(3)	126	(29)	97
Subtotal reclassifications to noninterest expense	266	(63)	203	133	(30)	103	253	(60)	193
Net change	(244)	63	(181)	93	(20)	73	(181)	46	(135)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	53	(2)	51	73	(2)	71	(156)	1	(155)
Net change	53	(2)	51	73	(2)	71	(156)	1	(155)
Other comprehensive income (loss)	$1,983	(477)	1,506	6,002	(1,458)	4,544	(4,820)	1,144	(3,676)
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax			1			—			(2)
Wells Fargo other comprehensive income (loss), net of tax			$1,505			4,544			(3,674)
(1)Represents net unrealized gains and losses amortized over the remaining lives of securities that were transferred from the available-for-sale portfolio to the held-to-maturity portfolio.
(2)Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.
(3)These items are included in the computation of net periodic benefit cost (see Note 21 (Employee Benefits and Other Expenses) for more information).
Table 25.2 provides the cumulative OCI balance activity on an after-tax basis.

Table 25.2: Cumulative OCI Balances

(in millions)	Debt securities	Fair value hedges (1)	Cash flow hedges (2)	Defined benefit plans adjustments	Foreign currency translation adjustments	Cumulative other comprehensive income (loss)
Balance, December 31, 2017	$171	11	(429)	(1,808)	(89)	(2,144)
Transition adjustment (3)	(118)	—	—	—	—	(118)
Balance, January 1, 2018	53	11	(429)	(1,808)	(89)	(2,262)
Reclassification of certain tax effects to retained earnings (4)	31	2	(89)	(353)	9	(400)
Net unrealized losses arising during the period	(3,393)	(191)	(211)	(328)	(155)	(4,278)
Amounts reclassified from accumulated other comprehensive income	187	—	222	193	—	602
Net change	(3,175)	(189)	(78)	(488)	(146)	(4,076)
Less: Other comprehensive loss from noncontrolling interests	—	—	—	—	(2)	(2)
Balance, December 31, 2018	(3,122)	(178)	(507)	(2,296)	(233)	(6,336)
Transition adjustment (5)	481	—	—	—	—	481
Balance, January 1, 2019	(2,641)	(178)	(507)	(2,296)	(233)	(5,855)
Net unrealized gain (losses) arising during the period	4,102	(2)	(16)	(30)	71	4,125
Amounts reclassified from accumulated other comprehensive income	91	—	225	103	—	419
Net change	4,193	(2)	209	73	71	4,544
Less: Other comprehensive income (loss) from noncontrolling interests	—	—	—	—	—	—
Balance, December 31, 2019	1,552	(180)	(298)	(2,223)	(162)	(1,311)
Net unrealized gains (losses) arising during the period	1,747	(24)	8	(384)	51	1,398
Amounts reclassified from accumulated other comprehensive income	(260)	—	165	203	—	108
Net change	1,487	(24)	173	(181)	51	1,506
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	1	1
Balance, December 31, 2020	$3,039	(204)	(125)	(2,404)	(112)	194
(1)Substantially all of the amounts for fair value hedges are foreign exchange contracts.
(2)Substantially all of the amounts for cash flow hedges are foreign exchange contracts for the years ended December 31, 2020 and 2019, and interest rate contracts for the year- ended December 31, 2018.
(3)The transition adjustment relates to our adoption of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.
(4)Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income in third quarter 2018.
(5)The transition adjustment relates to our adoption of ASU 2017-08 – Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities in first quarter 2019.